UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-08216

Registrant Name:	PIMCO Strategic Income Fund, Inc.

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Strategic Income Fund, Inc.

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 388.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.7%
AkzoNobel Finance Co. LLC
TBD% due 09/20/2025	EUR	100	$117
AkzoNobel U.S. LLC
TBD% due 09/20/2025		$100	101
Altice France S.A.
6.158% (LIBOR03M + 4.000%) due 08/14/2026 ~		100	99
Avantor, Inc.
6.242% (LIBOR03M + 4.000%) due 11/21/2024 ~		50	50
California Resources Corp.
6.962% (LIBOR03M + 4.750%) due 12/31/2022 «~		50	51
Community Health Systems, Inc.
5.563% (LIBOR03M + 3.250%) due 01/27/2021 ~		1,369	1,352
Concordia International Corp.
TBD% due 09/06/2024		800	788
Core & Main LP
5.313% - 5.321% (LIBOR03M + 3.000%) due 08/01/2024 ~		20	20
Diamond Resorts International
5.968% - 5.992% due 09/02/2023		60	59
Drillship Kithira Owners, Inc.
8.000% due 09/20/2024 «		98	103
Dubai World
1.750% - 2.000% (LIBOR03M + 2.000%) due 09/30/2022 ~		1,880	1,770
Envision Healthcare Corp.
TBD% due 09/26/2025		300	299
Forbes Energy Services LLC
5.000% - 9.000% due 04/13/2021		60	60
FrontDoor, Inc.
4.750% (LIBOR03M + 2.500%) due 08/14/2025 ~		10	10
Frontier Communications Corp.
6.000% (LIBOR03M + 3.750%) due 06/15/2024 ~		297	292
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(d)		1,600	1,196
McDermott Technology Americas, Inc.
7.242% (LIBOR03M + 5.000%) due 05/12/2025 ~		462	468
MH Sub LLC
5.915% (LIBOR03M + 3.750%) due 09/13/2024 ~		59	60
Neiman Marcus Group Ltd.
5.370% due 10/25/2020		611	568
PetSmart, Inc.
5.120% (LIBOR03M + 3.000%) due 03/11/2022 ~		199	176
Ply Gem Industries, Inc.
6.087% (LIBOR03M + 3.750%) due 04/12/2025 ~		100	101
Sequa Mezzanine Holdings LLC
7.186% (LIBOR03M + 5.000%) due 11/28/2021 ~		168	166
11.200% (LIBOR03M + 9.000%) due 04/28/2022 «~		3,250	3,218
SS&C Technologies, Inc.
4.492% (LIBOR03M + 2.250%) due 04/16/2025 ~		266	267
Stars Group Holdings BV
5.886% (LIBOR03M + 3.500%) due 07/10/2025 ~		100	101
West Corp.
6.242% (LIBOR03M + 4.000%) due 10/10/2024 ~		35	35

Total Loan Participations and Assignments (Cost $11,865)			11,527

CORPORATE BONDS & NOTES 29.8%
BANKING & FINANCE 12.5%
Ally Financial, Inc.
8.000% due 11/01/2031		3	3
Ambac LSNI LLC
7.396% due 02/12/2023 •		170	172
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	3,700	4,703
Athene Holding Ltd.
4.125% due 01/12/2028		$28	26
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		90	92
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		68	66
5.000% due 04/20/2048		40	37
Barclays Bank PLC
7.625% due 11/21/2022 (i)(l)		800	869
14.000% due 06/15/2019 •(h)	GBP	1,300	1,833

Barclays PLC
3.250% due 01/17/2033		100	118
5.875% due 09/15/2024 •(h)(i)		1,100	1,364
7.250% due 03/15/2023 •(h)(i)		1,000	1,350
Brookfield Finance, Inc.
3.900% due 01/25/2028		$48	46
4.700% due 09/20/2047		110	106
Cantor Fitzgerald LP
7.875% due 10/15/2019 (l)		930	966
CBL & Associates LP
5.950% due 12/15/2026		10	8
Credit Suisse Group AG
7.500% due 07/17/2023 •(h)(i)		200	206
Deutsche Bank AG
4.250% due 10/14/2021 (l)		3,200	3,188
Emerald Bay S.A.
0.000% due 10/08/2020 (g)	EUR	15	16
Equinix, Inc.
2.875% due 03/15/2024		100	118
2.875% due 02/01/2026		100	115
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		$130	129
6.750% due 03/15/2022 (l)		176	181
Freedom Mortgage Corp.
8.250% due 04/15/2025		36	35
HSBC Holdings PLC
5.875% due 09/28/2026 •(h)(i)	GBP	200	263
6.500% due 03/23/2028 •(h)(i)		$300	290
Hudson Pacific Properties LP
3.950% due 11/01/2027		18	17
Hunt Cos., Inc.
6.250% due 02/15/2026		14	13
iStar, Inc.
4.625% due 09/15/2020		7	7
5.250% due 09/15/2022		27	27
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		36	36
Life Storage LP
3.875% due 12/15/2027		16	15
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(h)(i)	GBP	250	353
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (l)		$1,000	1,013
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		200	202
MetLife, Inc.
5.875% due 03/15/2028 •(h)		6	6
Nationstar Mortgage LLC
6.500% due 07/01/2021		386	387
Nationwide Building Society
10.250% ~(h)	GBP	6	1,113
Navient Corp.
5.875% due 03/25/2021 (l)		$1,009	1,036
6.500% due 06/15/2022		44	46
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		26	27
Pinnacol Assurance
8.625% due 06/25/2034 «(j)		2,600	2,713
Reckson Operating Partnership LP
7.750% due 03/15/2020 (l)		4,500	4,754
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 •(h)(i)		1,000	1,074
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(h)(i)	GBP	2,100	2,825
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$2,000	2,063
Societe Generale S.A.
7.375% due 12/31/2099 (c)(i)		200	199
Spirit Realty LP
4.450% due 09/15/2026 (l)		3,300	3,167
Springleaf Finance Corp.
5.625% due 03/15/2023 (l)		700	699
6.125% due 05/15/2022 (l)		208	215
6.875% due 03/15/2025		54	54
Unigel Luxembourg S.A.
10.500% due 01/22/2024		300	307
WeWork Cos., Inc.
7.875% due 05/01/2025		40	39

			38,707

INDUSTRIALS 13.6%
Air Canada Pass-Through Trust
3.700% due 07/15/2027		12	12

Altice Financing S.A.
6.625% due 02/15/2023 (l)		420	424
Andeavor Logistics LP
3.500% due 12/01/2022		6	6
Associated Materials LLC
9.000% due 01/01/2024 (l)		2,700	2,822
Bacardi Ltd.
4.450% due 05/15/2025 (l)		100	100
4.700% due 05/15/2028 (l)		100	99
Baffinland Iron Mines Corp.
8.750% due 07/15/2026		700	705
Bausch Health Cos., Inc.
7.000% due 03/15/2024 (l)		216	229
BMC Software Finance, Inc.
8.125% due 07/15/2021		74	76
Caesars Resort Collection LLC
5.250% due 10/15/2025		4	4
Centene Corp.
5.375% due 06/01/2026		7	7
Charles River Laboratories International, Inc.
5.500% due 04/01/2026		14	14
Charter Communications Operating LLC
4.200% due 03/15/2028		74	71
Cheniere Energy Partners LP
5.250% due 10/01/2025		18	18
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022 (l)		340	349
7.625% due 03/15/2020 (l)		1,672	1,682
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		18	18
Community Health Systems, Inc.
5.125% due 08/01/2021 (l)		560	547
6.250% due 03/31/2023 (l)		4,353	4,152
8.625% due 01/15/2024		184	191
CSN Islands Corp.
6.875% due 09/21/2019		100	100
CSN Resources S.A.
6.500% due 07/21/2020		620	604
CVS Pass-Through Trust
7.507% due 01/10/2032		779	907
Diamond Resorts International, Inc.
7.750% due 09/01/2023		238	245
EI Group PLC
6.875% due 05/09/2025	GBP	620	887
Enterprise Merger Sub, Inc.
8.750% due 10/15/2026 (c)		$2,200	2,200
Exela Intermediate LLC
10.000% due 07/15/2023		65	70
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (l)		766	704
6.875% due 03/01/2026 (l)		844	769
7.000% due 02/15/2021 (l)		316	313
frontdoor, Inc.
6.750% due 08/15/2026		60	62
Frontier Finance PLC
8.000% due 03/23/2022	GBP	2,600	3,495
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$199	194
General Electric Co.
5.000% due 01/21/2021 •(h)		86	84
iHeartCommunications, Inc.
9.000% due 03/01/2021 ^(d)		5,770	4,328
9.000% due 09/15/2022 ^(d)		1,200	911
IHS Markit Ltd.
4.000% due 03/01/2026		3	3
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		105	105
Intelsat Jackson Holdings S.A.
7.500% due 04/01/2021		385	392
8.000% due 02/15/2024		60	63
9.750% due 07/15/2025		64	68
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (l)		2,058	2,007
Kinder Morgan, Inc.
5.300% due 12/01/2034 (l)		1,500	1,553
7.750% due 01/15/2032 (l)		4,500	5,691
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		38	39
Metinvest BV
8.500% due 04/23/2026		600	573
Pacific Drilling First Lien Escrow Issuer Ltd.
8.375% due 10/01/2023		150	155
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		44	43
4.500% due 03/15/2023		88	86
5.250% due 08/15/2022		7	7
5.500% due 02/15/2024		20	21

Petroleos Mexicanos
6.500% due 03/13/2027		90	92
6.750% due 09/21/2047		20	19
Platin GmbH
6.875% due 06/15/2023	EUR	200	234
Radiate Holdco LLC
6.875% due 02/15/2023		$40	39
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		4	4
Sands China Ltd.
4.600% due 08/08/2023		200	200
5.125% due 08/08/2025		200	200
5.400% due 08/08/2028		200	199
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		19	20
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		200	200
Sunoco LP
4.875% due 01/15/2023		36	36
T-Mobile USA, Inc.
4.750% due 02/01/2028		11	10
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		20	20
3.250% due 04/15/2022	EUR	200	242
Transocean Pontus Ltd.
6.125% due 08/01/2025		$80	82
Triumph Group, Inc.
4.875% due 04/01/2021		20	19
5.250% due 06/01/2022		14	13
UAL Pass-Through Trust
6.636% due 01/02/2024		1,419	1,491
Univision Communications, Inc.
5.125% due 05/15/2023		88	84
5.125% due 02/15/2025		22	21
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	110	127
ViaSat, Inc.
5.625% due 09/15/2025		$50	48
VOC Escrow Ltd.
5.000% due 02/15/2028		30	29
WellCare Health Plans, Inc.
5.375% due 08/15/2026		42	43
Wind Tre SpA
2.625% due 01/20/2023	EUR	200	219
2.750% due 01/20/2024 •		200	217

			42,113

UTILITIES 3.7%
AT&T, Inc.
4.900% due 08/15/2037 (l)		$198	190
5.450% due 03/01/2047		30	30
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		5,600	5,795
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034		1,710	2,118
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 (l)		1,203	1,140
Petrobras Global Finance BV
5.999% due 01/27/2028		16	15
6.125% due 01/17/2022 (l)		76	79
7.375% due 01/17/2027 (l)		424	430
Rio Oil Finance Trust
9.250% due 07/06/2024		599	639
9.750% due 01/06/2027 (l)		793	853
Sprint Corp.
7.625% due 03/01/2026 (l)		113	120

			11,409

Total Corporate Bonds & Notes (Cost $91,142)			92,229

MUNICIPAL BONDS & NOTES 1.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		50	50
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		70	75
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		15	16
7.350% due 07/01/2035		10	11

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	145	139

		291

WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	25,300	1,536
7.467% due 06/01/2047	1,625	1,627

		3,163

Total Municipal Bonds & Notes (Cost $3,235)		3,454

U.S. GOVERNMENT AGENCIES 269.6%
Fannie Mae
1.656% due 08/25/2054 ~(a)(l)	16,212	803
2.500% due 12/25/2027 (a)	3,658	263
3.869% due 11/01/2027 •	43	44
3.933% due 03/01/2032 •	72	72
4.000% due 06/01/2047 - 03/01/2048	1,290	1,304
4.000% due 09/01/2047 - 07/01/2048 (l)	82,359	83,245
4.250% due 11/25/2024 (l)	545	547
4.385% due 09/01/2028 •	3	3
4.481% due 12/01/2028 •	18	19
4.500% due 09/01/2023 - 08/01/2041	302	312
4.500% due 07/25/2040 (l)	1,212	1,242
5.000% due 12/01/2018 - 07/25/2038	193	204
5.000% due 01/25/2038 (l)	7,069	7,434
5.411% due 12/25/2042 ~	31	32
5.500% due 07/25/2024 - 08/01/2037	540	559
5.500% due 11/25/2032 - 04/25/2035 (l)	6,225	6,610
5.750% due 06/25/2033	25	27
5.766% due 07/25/2029 •	490	536
5.807% due 08/25/2043 (l)	1,651	1,740
6.000% due 09/25/2031 - 01/25/2044	2,339	2,536
6.000% due 04/01/2035 - 06/01/2040 (l)	4,631	5,105
6.500% due 06/25/2023 - 11/01/2047	6,541	7,170
6.500% due 10/25/2042 ~	13	15
6.850% due 12/18/2027	11	12
7.000% due 07/01/2021 - 01/01/2047	1,271	1,362
7.000% due 09/25/2041 ~	441	460
7.000% due 03/25/2045 (l)	760	846
7.500% due 05/01/2022 - 06/25/2044	1,300	1,449
7.500% due 06/19/2041 - 10/25/2042 ~	938	1,016
7.700% due 03/25/2023	12	12
7.966% due 07/25/2029 •	660	802
8.000% due 09/25/2021 - 06/01/2032	259	276
8.000% due 06/19/2041 ~	792	881
8.500% due 10/25/2021 - 06/25/2030	401	442
9.431% due 05/15/2021	18	18
9.691% due 07/15/2027	9	9
Fannie Mae, TBA
3.000% due 08/01/2048 - 03/01/2049	193,000	184,513
3.500% due 05/01/2048 - 03/01/2049	234,000	230,044
4.000% due 08/01/2048 - 03/01/2049	219,000	220,853
Freddie Mac
0.000% due 04/25/2045 - 11/25/2050 (b)(g)	15,476	10,876
0.100% due 02/25/2046 - 11/25/2050 (a)	148,733	589
0.200% due 04/25/2045 (a)	3,268	3
1.548% due 05/15/2038 ~(a)(l)	10,823	595
1.595% due 11/15/2038 ~(a)(l)	29,535	1,610
1.734% due 08/15/2036 ~(a)	4,559	164
2.080% due 11/25/2045 ~(a)	5,336	764
3.387% due 12/01/2026 •	5	5
3.499% due 09/01/2031 •	31	32
3.834% due 04/01/2033 •	1	2
5.000% due 02/15/2024	6	6
5.500% due 04/01/2039 - 06/15/2041 (l)	5,269	5,684
5.540% due 07/25/2032 ~	110	116
6.000% due 12/15/2028 - 03/15/2035	671	722
6.000% due 02/15/2032 (l)	1,704	1,883
6.500% due 08/01/2021 - 09/01/2047	4,730	5,289
6.500% due 06/15/2031 - 09/15/2031 (l)	1,968	2,192
6.500% due 09/25/2043 ~	51	56
6.900% due 09/15/2023	189	199
6.950% due 07/15/2021	72	74
7.000% due 08/01/2021 - 10/25/2043	2,086	2,269
7.000% due 03/15/2029 - 06/15/2031 (l)	2,013	2,217
7.366% due 10/25/2029 •	1,200	1,412
7.500% due 05/15/2024 - 02/25/2042	1,121	1,198
7.500% due 04/01/2028 (l)	715	802
8.000% due 08/15/2022 - 04/15/2030	207	221
9.766% due 12/25/2027 •	1,593	1,975
12.966% due 03/25/2025 •	388	534

Freddie Mac, TBA
4.000% due 11/01/2048		3,000	3,029
Ginnie Mae
6.000% due 04/15/2029 - 12/15/2038		748	813
6.000% due 11/15/2038 (l)		612	662
6.500% due 11/20/2024 - 10/20/2038		609	664
7.000% due 04/15/2024 - 06/15/2026		38	39
7.500% due 06/15/2023 - 03/15/2029		673	693
8.000% due 11/15/2021 - 11/15/2022		3	2
8.500% due 05/15/2022 - 02/15/2031		10	10
9.000% due 10/15/2019 - 01/15/2020		23	23
Ginnie Mae, TBA
4.000% due 09/01/2048		20,000	20,332
Small Business Administration
4.625% due 02/01/2025		85	86
5.510% due 11/01/2027		294	309
5.780% due 08/01/2027		20	21
5.820% due 07/01/2027		24	25
Vendee Mortgage Trust
6.500% due 03/15/2029		137	148
6.750% due 02/15/2026 - 06/15/2026		89	96
7.500% due 09/15/2030		2,077	2,333

Total U.S. Government Agencies (Cost $869,539)			833,591

U.S. TREASURY OBLIGATIONS 19.0%
U.S. Treasury Notes
2.000% due 08/15/2025 (l)		41,000	38,434
2.000% due 11/15/2026 (l)(o)		21,800	20,178

Total U.S. Treasury Obligations (Cost $58,204)			58,612

NON-AGENCY MORTGAGE-BACKED SECURITIES 37.2%
Adjustable Rate Mortgage Trust
4.268% due 08/25/2035 ~		848	841
4.310% due 07/25/2035 ~		581	564
Banc of America Mortgage Trust
3.694% due 02/25/2035 ~		18	18
Bancorp Commercial Mortgage Trust
5.881% due 08/15/2032 •		3,300	3,353
8.099% due 11/15/2033 •		4,500	4,553
Barclays Commercial Mortgage Securities Trust
7.158% due 08/15/2027 •		2,700	2,670
BCAP LLC Trust
2.277% due 07/26/2036 ~		211	170
4.107% due 06/26/2035 ~		43	39
4.508% due 10/26/2033 ~		130	115
4.560% due 10/26/2036 ~		1,455	1,440
Bear Stearns ALT-A Trust
4.167% due 08/25/2036 ^~		322	218
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~		3,640	3,443
5.792% due 12/11/2040 ~		5,728	5,456
5.911% due 04/12/2038 ~		120	120
CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~		4	3
Citigroup Commercial Mortgage Trust
5.779% due 12/10/2049 ~		1,943	1,331
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033		4	4
Commercial Mortgage Loan Trust
6.253% due 12/10/2049 ~		2,235	1,382
Commercial Mortgage Trust
5.505% due 03/10/2039 ~		917	598
Countrywide Alternative Loan Trust
2.426% due 07/25/2046 ^•		2,034	1,861
5.500% due 05/25/2022 ^		7	5
6.500% due 07/25/2035 ^		370	303
Countrywide Home Loan Mortgage Pass-Through Trust
2.856% due 03/25/2035 •		1,791	1,610
3.316% due 08/25/2034 ~		441	438
4.086% due 03/25/2046 ^•		2,565	1,704
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035 ^		163	168
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
7.000% due 02/25/2034		375	407
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.500% due 03/25/2036 ^		1,049	602
Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	82	95
Eurosail PLC
2.400% due 09/13/2045 •	GBP	1,751	2,199
3.050% due 09/13/2045 •		1,251	1,564
4.650% due 09/13/2045 •		1,063	1,456

GC Pastor Hipotecario FTA
0.000% due 06/21/2046 •	EUR	1,534	1,553
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~		$936	934
GMAC Mortgage Corp. Loan Trust
4.695% due 08/19/2034 ~		60	58
GS Mortgage Securities Corp.
4.744% due 10/10/2032 ~		2,900	2,620
GSAA Trust
6.000% due 04/01/2034		954	996
GSMPS Mortgage Loan Trust
5.866% due 06/19/2027 ~		32	32
7.000% due 06/25/2043		2,291	2,587
8.000% due 09/19/2027 ~		525	524
GSR Mortgage Loan Trust
2.546% due 12/25/2034 •		317	303
3.830% due 03/25/2033 •		2	2
6.500% due 01/25/2034		205	219
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043 •	EUR	519	537
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		$1,900	1,362
5.623% due 05/12/2045		620	502
JPMorgan Mortgage Trust
4.166% due 10/25/2036 ^~		1,940	1,903
5.500% due 08/25/2022 ^		16	15
5.500% due 06/25/2037 ^		268	267
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~		3,620	3,641
Lehman XS Trust
3.066% due 09/25/2047 •(l)		4,619	4,476
MASTR Adjustable Rate Mortgages Trust
4.133% due 10/25/2034 ~		821	777
MASTR Alternative Loan Trust
6.250% due 07/25/2036		386	338
6.500% due 03/25/2034		801	852
7.000% due 04/25/2034		42	45
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		3,579	3,514
7.500% due 07/25/2035		1,882	1,885
Merrill Lynch Mortgage Trust
6.000% due 06/12/2050 ~		116	116
Morgan Stanley Capital Trust
6.328% due 06/11/2049 ~		272	275
Morgan Stanley Resecuritization Trust
3.113% due 12/26/2046 ~		7,704	6,601
Motel 6 Trust
9.085% due 08/15/2019 •		4,357	4,432
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		1,017	1,039
7.500% due 03/25/2034 ^		2,551	2,498
7.500% due 10/25/2034 ^		3,050	3,303
Newgate Funding PLC
0.931% due 12/15/2050 •	EUR	2,063	2,304
1.181% due 12/15/2050 •		2,063	2,284
1.797% due 12/15/2050 •	GBP	2,841	3,638
2.047% due 12/15/2050 •		2,334	2,931
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		$3,837	3,262
6.250% due 12/26/2036 ~		5,903	3,936
Reperforming Loan REMIC Trust
7.500% due 11/25/2034		838	854
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2035 ^		1,689	1,588
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		440	492
8.500% due 11/25/2031		755	764
Structured Asset Mortgage Investments Trust
3.345% due 08/25/2047 ^•		2,720	2,600
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		2,805	2,399
WaMu Mortgage Pass-Through Certificates Trust
3.892% due 05/25/2035 ~		215	217
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		127	138
7.500% due 04/25/2033		291	309
Wells Fargo Mortgage-Backed Securities Trust
4.213% due 06/25/2035 ~		209	216
4.392% due 04/25/2036 ^~		21	22

Total Non-Agency Mortgage-Backed Securities (Cost $106,519)			114,890

ASSET-BACKED SECURITIES 21.1%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		201	43

Airspeed Ltd.
2.428% due 06/15/2032 •		1,685	1,572
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.741% due 11/25/2032 ^•		220	9
Bear Stearns Asset-Backed Securities Trust
2.050% due 09/25/2034 •		452	437
Citigroup Mortgage Loan Trust
2.376% due 12/25/2036 •		4,841	3,204
2.436% due 12/25/2036 •		2,592	1,372
Citigroup Mortgage Loan Trust, Inc.
2.476% due 03/25/2037 •(l)		5,766	5,288
Conseco Finance Corp.
6.530% due 02/01/2031 ~		123	120
7.050% due 01/15/2027		28	29
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		1,573	980
Countrywide Asset-Backed Certificates
2.346% due 12/25/2036 ^•		3,241	2,991
2.356% due 06/25/2047 ^•(l)		8,300	7,646
2.416% due 06/25/2037 ^•		2,350	2,120
2.416% due 06/25/2047 •(l)		5,953	5,264
2.506% due 06/25/2037 •(l)		8,449	8,182
4.773% due 07/25/2036 ~(l)		11,700	12,003
Countrywide Asset-Backed Certificates Trust
3.866% due 11/25/2034 •		2,297	1,517
Crecera Americas LLC
4.567% due 08/31/2020 •		5,200	5,206
Credit-Based Asset Servicing & Securitization LLC
5.615% due 12/25/2037 Ø		431	438
Encore Credit Receivables Trust
2.951% due 07/25/2035 •		576	533
Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~		489	523
National Collegiate Commutation Trust
0.000% due 03/25/2038 •		10,400	5,681
Oakwood Mortgage Investors, Inc.
2.388% due 06/15/2032 •		15	14
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031		18	13

Total Asset-Backed Securities (Cost $58,889)			65,185

SOVEREIGN ISSUES 3.3%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	1,570	1,085
3.375% due 01/15/2023		100	100
5.250% due 01/15/2028		100	93
6.250% due 11/09/2047		100	89
7.820% due 12/31/2033		3,702	4,115
30.131% (BADLARPP) due 10/04/2022 ~	ARS	32	1
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		33,957	786
43.077% (ARLLMONP) due 06/21/2020 ~		112,745	3,184
45.240% (BADLARPP + 2.500%) due 03/11/2019 ~		4,850	117
45.375% (BADLARPP + 3.250%) due 03/01/2020 ~		500	12
Peru Government International Bond
6.150% due 08/12/2032	PEN	1,020	315
6.350% due 08/12/2028		220	71
8.200% due 08/12/2026		220	79
Qatar Government International Bond
5.103% due 04/23/2048		$200	208
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		135	36
8.250% due 10/13/2024 ^(d)		13	4
9.250% due 09/15/2027 ^(d)		171	47

Total Sovereign Issues (Cost $15,375)			10,342

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (e)		27,655	283

ENERGY 0.0%
Forbes Energy Services Ltd. «(e)(j)		4,500	27

Total Common Stocks (Cost $550)			310

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
VICI Properties, Inc.	44,227	956

Total Real Estate Investment Trusts (Cost $667)		956

SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS (k) 0.7%
		2,253

U.S. TREASURY BILLS 2.1%
2.130% due 11/08/2018 - 12/13/2018 (f)(g)(o)	6,444	6,422

Total Short-Term Instruments (Cost $8,675)		8,675

Total Investments in Securities (Cost $1,224,660)		1,199,771

Total Investments 388.0% (Cost $1,224,660)		$1,199,771
Financial Derivative Instruments (m)(n) (0.5)% (Cost or Premiums, net $7,801)		(1,600)
Other Assets and Liabilities, net (287.5)%		(888,966)

Net Assets 100.0%		$309,205

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Forbes Energy Services Ltd.	03/11/2014	$222	$27	0.01%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,600	2,713	0.88

		$2,822	$2,740	0.89%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$2,253	U.S. Treasury Bonds 3.625% due 02/15/2044	$(2,302)	$2,253	$2,253

Total Repurchase Agreements						$(2,302)	$2,253	$2,253

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPS	2.300%	09/13/2018	10/11/2018	$(78,801)	$(78,892)
	2.310	09/14/2018	10/11/2018	(2,409)	(2,412)
	2.350	07/16/2018	10/16/2018	(8,283)	(8,325)
	2.460	08/09/2018	11/09/2018	(4,686)	(4,703)
	2.480	08/09/2018	11/09/2018	(3,253)	(3,265)
	2.480	08/14/2018	11/14/2018	(5,370)	(5,388)
	2.480	08/15/2018	11/15/2018	(2,421)	(2,429)
	2.550	09/04/2018	12/04/2018	(3,100)	(3,106)
	2.670	09/12/2018	12/12/2018	(14,362)	(14,382)
	2.850	08/09/2018	11/09/2018	(3,384)	(3,398)
	2.870	08/17/2018	11/19/2018	(3,024)	(3,035)
	2.880	08/14/2018	11/14/2018	(926)	(930)
	2.880	09/04/2018	12/04/2018	(5,342)	(5,353)
	2.900	09/04/2018	12/04/2018	(1,057)	(1,059)
	2.900	09/10/2018	12/10/2018	(3,209)	(3,214)
	2.900	09/14/2018	12/10/2018	(105)	(105)
	2.910	08/14/2018	11/14/2018	(8,539)	(8,572)
	2.930	09/12/2018	12/12/2018	(3,247)	(3,252)
	3.314	08/15/2018	11/15/2018	(18,588)	(18,668)
	3.337	07/13/2018	10/15/2018	(9,547)	(9,618)

Total Reverse Repurchase Agreements					$(180,106)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	2.120%	09/17/2018	10/02/2018	$(38,652)	$(38,684)
GSC	2.500	09/25/2018	10/02/2018	(14,313)	(14,319)

Total Sale-Buyback Transactions					$(53,003)

Mortgage Dollar Rolls:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Received	Amount Borrowed (2)
BOS	0.852%	10/11/2018	11/12/2018	$3,844	$(3,844)
FOB	0.938	10/11/2018	11/12/2018	180,451	(180,451)
	1.065	10/11/2018	11/12/2018	48,703	(48,703)
	1.108	10/11/2018	11/12/2018	118,797	(118,797)
	1.364	10/11/2018	11/12/2018	95,248	(95,248)
	1.428	10/11/2018	11/12/2018	106,801	(106,801)
GSC	1.108	10/11/2018	11/12/2018	53,036	(53,036)
JML	1.342	10/11/2018	11/12/2018	10,134	(10,134)
MSC	1.065	10/11/2018	11/12/2018	9,889	(9,889)

Total Mortgage Dollar Rolls				$626,903	$(626,903)

(l)	Securities with an aggregate market value of $248,611 and cash of $854 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(906,859) at a weighted average interest rate of 1.614%. Average borrowings may include sale-buyback transactions, mortgage dollar rolls and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	212	$51,415	$(570)	$8	$0

Total Futures Contracts				$(570)	$8	$0

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	15.590%	Maturity	01/04/2021	BRL	7,200	$1,236	$(907)	$329	$0	$(3)
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	11,200	624	(317)	307	0	(3)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		3,800	(534)	190	(344)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		$34,400	1,633	490	2,123	0	(17)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		100,300	3,585	3,126	6,711	0	(50)
Receive (1)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		22,400	(78)	395	317	0	(10)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		87,000	3,543	7,539	11,082	81	0
Receive (1)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028	EUR	600	(10)	(5)	(15)	0	(3)
Receive (1)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		2,300	9	15	24	0	(11)
Receive (1)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	1,500	24	14	38	0	(2)
Receive (1)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		1,600	(10)	15	5	0	(12)

Total Swap Agreements							$10,022	$10,555	$20,577	$81	$(111)

Cash of $246 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	10/2018	ARS	67,944		$1,749	$120	$0
	10/2018		$198	ARS	7,959	0	(8)
	10/2018		13,913	EUR	11,812	0	(198)
	11/2018	EUR	11,812		$13,946	199	0
	11/2018		$34	ARS	1,398	0	(2)
	12/2018	PEN	1,700		$511	0	(3)
CBK	10/2018	BRL	1,447		353	0	(6)
	10/2018	EUR	11,947		13,966	95	0
	10/2018		$361	BRL	1,447	0	(3)
	10/2018		158	EUR	135	0	(1)
DUB	10/2018		152	ARS	5,876	0	(11)
	12/2018		34		1,460	0	(2)
GLM	10/2018		6		243	0	(1)
	10/2018		370	GBP	281	0	(3)
	11/2018	GBP	198		$260	2	0
HUS	10/2018	BRL	1,447		362	3	0
	10/2018		$63	ARS	2,475	0	(4)
	10/2018		351	BRL	1,447	8	0
	11/2018	BRL	1,447		$350	0	(8)
JPM	10/2018	EUR	353		415	5	0
	10/2018		$7	ARS	285	0	0
	10/2018		30,619	GBP	23,242	0	(325)
	11/2018	GBP	23,242		$30,660	325	0
	01/2019		$21	ARS	792	0	(4)
NGF	10/2018		29		979	0	(6)
	12/2018		71		2,859	0	(8)
SOG	10/2018	GBP	23,523		$30,316	0	(344)
UAG	11/2018		$2,921	RUB	187,426	0	(72)

Total Forward Foreign Currency Contracts						$757	$(1,009)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2048	$66.500	10/04/2018	$16,000	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048	69.000	10/04/2018	38,000	1	0
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2048	71.500	10/04/2018	300,000	12	0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2048	68.000	10/04/2018	162,000	6	0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048	73.000	10/04/2018	185,000	7	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2048	68.000	11/06/2018	15,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	70.000	11/06/2018	11,000	0	0
	Put - OTC Freddie Mac, TBA 4.000% due 11/01/2048	72.000	11/06/2018	3,000	0	0
	Put - OTC Ginnie Mae, TBA 4.000% due 11/01/2048	72.000	11/06/2018	20,000	1	0

Total Purchased Options					$29	$0

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	1.335%	$3,100	$(306)	$295	$0	$(11)
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.852	10	(1)	1	0	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.335	3,400	(338)	325	0	(13)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.916	200	(23)	23	0	0

							$(668)	$644	$0	$(24)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$1,100	$(67)	$(62)	$0	$(129)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,400	(161)	59	0	(102)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	900	(113)	60	0	(53)
FBF	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	100	(12)	0	0	(12)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(10)	4	0	(6)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	400	(63)	34	0	(29)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	1,400	(71)	54	0	(17)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	1,000	(135)	(73)	0	(208)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	2,200	(121)	(137)	0	(258)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	400	(20)	(2)	0	(22)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	2,200	(274)	144	0	(130)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	2,750	(293)	155	0	(138)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	550	(29)	(36)	0	(65)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	700	(31)	(8)	0	(39)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	400	(46)	17	0	(29)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,100	(136)	71	0	(65)

						$(1,582)	$280	$0	$(1,302)

Total Swap Agreements						$(2,250)	$924	$0	$(1,326)

(o)

Securities with an aggregate market value of $2,900 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$299	$7,856	$3,372	$11,527
Corporate Bonds & Notes
Banking & Finance	0	35,994	2,713	38,707
Industrials	2,200	39,719	194	42,113
Utilities	0	11,409	0	11,409
Municipal Bonds & Notes
Illinois	0	291	0	291
West Virginia	0	3,163	0	3,163
U.S. Government Agencies	0	833,591	0	833,591
U.S. Treasury Obligations	0	58,612	0	58,612
Non-Agency Mortgage-Backed Securities	0	114,890	0	114,890
Asset-Backed Securities	0	65,185	0	65,185
Sovereign Issues	0	10,342	0	10,342
Common Stocks
Consumer Discretionary	283	0	0	283
Energy	0	0	27	27
Real Estate Investment Trusts
Real Estate	956	0	0	956
Short-Term Instruments
Repurchase Agreements	0	2,253	0	2,253
U.S. Treasury Bills	0	6,422	0	6,422

Total Investments	$3,738	$1,189,727	$6,306	$1,199,771

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	81	0	89
Over the counter	0	757	0	757
	$8	$838	$0	$846

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(111)	0	(111)
Over the counter	0	(2,335)	0	(2,335)

	$0	$(2,446)	$0	$(2,446)

Total Financial Derivative Instruments	$8	$(1,608)	$0	$(1,600)

Totals	$3,746	$1,188,119	$6,306	$1,198,171

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2018:

Category and Subcategory	Beginning Balance at 06/30/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,377	$2,015	$(2)	$(2)	$0	$(67)	$51	$0	$3,372	$(67)
Corporate Bonds & Notes
Banking & Finance	5,095	0	(2,400)	0	10	8	0	0	2,713	14
Industrials	191	0	0	0	0	3	0	0	194	3
Common Stocks
Energy	0	0	0	0	0	0	27	0	27	0

Totals	$6,663	$2,015	$(2,402)	$(2)	$10	$(56)	$78	$0	$6,306	$(50)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$3,372	Third Party Vendor	Broker Quote	99.000 - 105.375
Corporate Bonds & Notes
Banking & Finance	2,713	Reference Instrument	OAS Spread	500.644 bps
Industrials	194	Reference Instrument	Yield	10.040
Common Stocks
Energy	27	Other Valuation Techniques (2)	—	—

Total	$6,306

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to methods used by Pricing Services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOS	Banc of America Securities LLC	FICC	Fixed Income Clearing Corporation	JPM	JP Morgan Chase Bank N.A.
BPG	BNP Paribas Securities Corp.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
DUB	Deutsche Bank AG	GST	Goldman Sachs International	SOG	Societe Generale
FAR	Wells Fargo Bank National Association	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	JML	JP Morgan Securities Plc

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	RUB	Russian Ruble
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar	PEN	Peruvian New Sol

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Income Fund, Inc.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018